Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Short-Term Borrowings and Current Portion of Long-Term Debt

	December 31, 2012		December 31, 2011
Short-term borrowings and current portion of long-term debt:	Amount	Rate p.a., %	Amount	Rate p.a., %
Russian ruble-denominated:
Banks and financial institutions	40,629	15.3	217,168	6.4-9.2
Bonds issue	195,635	7.4-11.3	380,349	8.1-19.0
Corporate lenders	3,144	0.0-7.0	5,782	0.0

Total	239,408		603,299
U.S. dollar-denominated:
Banks and financial institutions	15,698	1.8	291,503	1.3-8.0
Corporate lenders	—	—	260	6.5

Total	15,698		291,763
Euro-denominated:
Banks and financial institutions	49,809	1.1-4.5	341,928	1.8-9.4
Corporate lenders	3,831	2.9	—	—

Total	53,640		341,928
Romanian lei-denominated:
Banks and financial institutions	46,055	9.9	16,922	8.4-9.4

Total	46,055		16,922
Kazakh tenge-denominated:
Banks and financial institutions	16,585	9.5	28,538	9.5

Total	16,585		28,538
Turkish lira-denominated:
Banks and financial institutions	6,222	11.0-14.0	10,418	13.8-17.8

Total	6,222		10,418
Total short-term borrowings	377,608		1,292,868
Current portion of long-term debt	1,083,142		1,358,489

Total short-term borrowings and current portion of long-term debt	1,460,750		2,651,357

Schedule of Long-Term Debt, Net of Current Portion

	December 31, 2012		December 31, 2011
Long-term debt, net of current portion:	Amount	Rate p.a., %	Amount	Rate p.a., %
Russian ruble-denominated:
Banks and financial institutions	2,938,742	7.5-14.0	2,674,866	6.0-14.0
Bonds issue	2,205,928	8.3-11.3	1,552,133	7.4-10.0
Corporate lenders	236	0.0	228	0.0

Total	5,144,906		4,227,227
U.S. dollar-denominated:
Syndicated loan	1,003,964	5.3	1,765,926	4.3-6.0
Banks and financial institutions	2,255,364	1.9-7.9	1,604,383	0.0-8.1
Corporate lenders	20,325	0.0-8.4	29,216	0.0-12.0

Total	3,279,653		3,399,525
Euro-denominated:
Banks and financial institutions	585,274	1.0-7.3	463,722	2.0-8.1
Corporate lenders	—	—	44	0.0

Total	585,274		463,766
Turkish lira-denominated:
Banks and financial institutions	2,798	11.9	—	—

Total	2,798		—
Total long-term obligations	9,012,631		8,090,518
Less: current portion	(1,083,142)		(1,358,489)

Total long-term debt, net of current portion	7,929,489		6,732,029

Schedule of Debt Outstanding, Aggregated by Scheduled Maturities

Aggregate scheduled maturities of the debt outstanding as of December 31, 2012, are as follows:

Payable by:
2013	1,460,750
2014	2,613,174
2015	2,932,315
2016	1,440,152
2017	736,864
Thereafter	206,984

Total	9,390,239

Schedule of Outstanding Balances of Short-Term and Long-Term Debt by Denominated Currencies and Major Banks

The outstanding balances of short-term and long-term debt by denominated currencies and major banks as of December 31, 2012 and December 31, 2011 were as follows:

	December 31, 2012	December 31, 2011
Short-term and long-term debt:	Amount	Amount
Russian ruble-denominated:
Bonds	2,401,563	1,932,482
Sberbank	1,057,451	1,352,453
VTB	883,976	740,599
Gazprombank	817,520	449,994
Eurasian Development Bank	92,227	87,004
Transcreditbank	78,152	58,695
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	31,606	41,410
Alfa-bank	—	31,060
MBRR	—	31,060
Other	21,819	105,769

Total	5,384,314	4,830,526
U.S. dollar-denominated:
Gazprombank	1,500,000	1,765,926
Syndicated credit facility	1,003,964	1,000,000
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	196,313	243,563
Alfa-bank	150,000	150,000
Fortis Bank	148,712	85,722
Sberbank	131,333	177,000
Uralsib	50,000	145,000
Raiffeisen Bank	43,250	50,000
Other	71,779	74,077

Total	3,295,351	3,691,288
Euro-denominated:
Fortis Bank	205,905	158,981
ING Bank	85,025	91,166
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	78,289	147,931
VTB	66,924	65,351
Uralsib	46,357	64,715
Gazprombank	35,762	34,947
Raiffeisen Bank	25,726	55,822
Sberbank	7,174	7,011
Alfa-bank	—	7,811
Other	87,752	171,959

Total	638,914	805,694
Romanian lei-denominated:
Raiffeisen Bank	46,055	16,922

Total	46,055	16,922
Kazakh tenge-denominated:
Sberbank	16,585	28,538

Total	16,585	28,538
Turkish lira-denominated:
Other	9,020	10,418

Total	9,020	10,418

Total short-term and long-term debt	9,390,239	9,383,386

Schedule of Requirements of Significant Restrictive Debt Covenants and Actual Ratios/Amounts

The table below sets out the requirements of most significant restrictive debt covenants and the actual ratios/amounts as of December 31, 2012.

Restrictive Covenant	Requirement	Actual as of December 31, 2012
Mechel’s Adjusted Shareholders Equity, as defined in respective loan agreements	Greater than or equal to $4,000,000	$4,135,944
Mechel’s Net Borrowings to EBITDA	Shall not exceed 5.5:1.0	7.2:1.0
Mechel’s EBITDA to Net Interest Expense	Shall not be less than 2.65:1.0	1.85:1.0
Mechel’s Net Borrowings	Not exceed $11,000,000	$9,613,020